S000084191 [Member] Investment Objectives and Goals - Nuveen Sustainable Core ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Sustainable Core ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to seek favorable long-term total return.